Note 11 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Current income tax expense	$ 493	$ 3,051	$ 1,366	$ 3,513
Deferred income tax expense (recovery)	180	(998)	(59)	(3,754)
Provision for (recovery of) income taxes	$ 673	$ 2,053	$ 1,307	$ (241)